Related Parties Balances and Transactions (Details) - Schedule of Lease Expenses - CNY (¥) ¥ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Youxiang Group [Member]
Schedule of Lease Expenses [Line Items]
Settlement of payable by disposal of a subsidiary/property			¥ 154
Revenues	[1]	¥ 654	1,819
Property management expense	[2]	288	758
Guangdong Advertising Co., Ltd. [Member]
Schedule of Lease Expenses [Line Items]
Lease expenses	[3]	584	349
Revenues	[4]	5,741	9,155
Purchase of advertisement distribution resources	[5]	96	552
Guangdong Advertising Marketing Group [Member]
Schedule of Lease Expenses [Line Items]
Purchase of advertisement distribution resources	[5]	¥ 1,951	¥ 45,833

[1]	The amount represents consulting, construction and designing services, and workspace membership service provided to Youxiang Group.
[2]	The amount represents property management services provided by Youxiang Group.
[3]	The amount represents rental expense for the operating lease to Youxiang Group and Guangdong Advertising Co., Ltd.
[4]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[5]	The amount represents advertisement distribution services provided by these related parties.